Schedule of Investments
March 31, 2021
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–75.69%
Collateralized Mortgage Obligations–13.96%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$402,340	$404,000
3.27%, 02/25/2029	5,000,000	5,527,058
Fannie Mae REMICs,
3.00%, 10/25/2025	53	53
2.50%, 03/25/2026	1,931	1,936
7.00%, 09/18/2027	103,239	113,641
1.50%, 01/25/2028	1,862,688	1,894,642
6.50%, 03/25/2032	407,160	477,328
5.75%, 10/25/2035	122,223	137,330
0.41% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,454,451	1,462,350
4.25%, 02/25/2037	44,009	44,267
0.56% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	718,396	725,966
6.61%, 06/25/2039(b)	1,824,311	2,163,958
0.61% (1 mo. USD LIBOR + 0.50%), 03/25/2040 to 05/25/2041(a)	913,045	916,898
4.00%, 07/25/2040	1,147,465	1,248,341
0.66% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	803,206	806,962
0.63% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	911,627	918,674
0.44% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	1,164,464	1,163,952
0.60% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	2,278,507	2,294,558
0.54% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	2,745,922	2,746,768
Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,892,880	438,387
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	5,239,670
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,372,625
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	5,120,257
Series K093, Class A1, 2.76%, 12/25/2028	1,915,080	2,052,676
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,388,550
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$806	$809
0.61% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	2,187,749	2,205,375
0.41% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	3,238,558	3,239,438
0.47% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,644,895	1,610,600
0.48% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	764,027	770,449
0.51% (1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	1,135,134	1,145,086
0.97% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	429,070	440,367
0.56% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	3,797,273	3,827,578
Freddie Mac STRIPS, 0.47% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	1,310,710	1,311,742
		61,212,291
Federal Home Loan Mortgage Corp. (FHLMC)–14.13%
6.50%, 10/01/2021 to 12/01/2035	1,188,159	1,366,481
7.00%, 12/01/2021 to 11/01/2035	1,684,671	1,943,019
8.00%, 12/01/2021 to 02/01/2035	214,704	227,694
7.50%, 09/01/2022 to 06/01/2035	538,065	614,958
8.50%, 11/17/2022 to 08/01/2031	96,177	102,231
5.50%, 12/01/2022	659	663
3.50%, 08/01/2026 to 12/01/2049	4,630,739	4,964,575
3.00%, 05/01/2027 to 01/01/2050	15,629,112	16,502,036
7.05%, 05/20/2027	40,550	43,635
6.00%, 06/01/2029 to 07/01/2038	146,528	167,388
6.03%, 10/20/2030	442,243	506,958
2.50%, 09/01/2034 to 12/01/2050	21,315,124	22,284,256
5.00%, 01/01/2037 to 01/01/2040	625,731	728,983
4.50%, 01/01/2040 to 08/01/2041	3,628,241	4,064,257
ARM, 2.43% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	1,712,066	1,818,910
2.82% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,514,507	1,605,464
2.20% (1 yr. USD LIBOR + 1.54%), 10/01/2036(a)	936,417	988,966
2.41% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	68,160	72,754

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
2.54% (1 yr. USD LIBOR + 2.00%), 11/01/2037(a)	$367,415	$392,621
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	19,268	20,229
2.67% (1 yr. USD LIBOR + 1.83%), 07/01/2038(a)	526,166	560,450
2.61% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	543,609	575,907
2.87%, 01/01/2048(d)	2,305,240	2,414,424
		61,966,859
Federal National Mortgage Association (FNMA)–24.69%
7.00%, 07/01/2021 to 04/01/2036	1,125,588	1,231,656
6.00%, 08/01/2021 to 10/01/2038	793,930	930,678
7.50%, 11/01/2022 to 08/01/2037	2,219,988	2,539,977
6.50%, 06/01/2023 to 11/01/2037	1,288,483	1,469,324
5.50%, 11/01/2023 to 05/01/2035	759,372	885,769
6.75%, 07/01/2024	68,090	76,464
8.50%, 09/01/2024 to 08/01/2037	345,406	394,006
4.50%, 11/01/2024 to 12/01/2048	5,969,646	6,598,728
6.95%, 10/01/2025	9,678	9,817
0.50%, 11/07/2025	4,000,000	3,940,917
8.00%, 09/01/2026 to 10/01/2037	1,342,349	1,584,551
3.50%, 03/01/2027 to 08/01/2027	3,708,491	3,994,030
3.00%, 05/01/2027 to 03/01/2050	13,857,010	14,660,321
0.75%, 10/08/2027	6,000,000	5,781,172
3.59%, 10/01/2028	4,000,000	4,512,459
3.79%, 11/01/2028	4,000,000	4,571,204
5.00%, 08/01/2033 to 12/01/2033	139,931	150,696
2.50%, 12/01/2034 to 07/01/2035	16,321,411	17,140,284
2.00%, 09/01/2035 to 01/01/2051	13,703,988	13,963,329
4.00%, 09/01/2043 to 12/01/2048	11,151,704	12,261,378
ARM, 2.50% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	1,151,495	1,231,120
2.50% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(a)	105,402	112,075
2.17% (1 yr. USD LIBOR + 1.72%), 03/01/2038(a)	27,984	29,679
2.21% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	243,692	244,835
2.19% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	447,387	459,744
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
2.05% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	$649,910	$673,330
TBA, 2.50%, 05/01/2051(e)	8,600,000	8,807,273
		108,254,816
Government National Mortgage Association (GNMA)–16.20%
7.50%, 11/15/2022 to 10/15/2035	1,075,075	1,210,449
8.00%, 01/15/2023 to 01/15/2037	634,317	718,794
7.00%, 09/15/2023 to 12/15/2036	508,703	559,003
6.50%, 12/15/2023 to 09/15/2034	1,693,531	1,884,664
6.00%, 01/16/2025 to 08/15/2033	331,022	369,957
5.00%, 02/15/2025	76,666	86,394
6.95%, 08/20/2025 to 08/20/2027	85,880	86,190
6.38%, 10/20/2027 to 02/20/2028	111,206	120,961
6.10%, 12/20/2033	2,583,529	2,968,036
5.70%, 08/20/2034(b)	670,087	766,957
8.50%, 10/15/2036 to 01/15/2037	119,699	126,197
5.89%, 01/20/2039(b)	2,428,811	2,838,804
0.91% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	676,205	690,121
0.81% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	1,478,147	1,497,762
4.50%, 07/20/2041(b)	362,246	404,794
2.56%, 09/20/2041	1,522,089	1,575,072
0.36% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	79,100	79,163
3.50%, 10/20/2042 to 06/20/2050	11,155,180	11,912,852
0.42% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	3,109,918	3,117,557
2.50%, 07/20/2049	5,345,590	5,504,177
3.00%, 10/20/2049 to 11/20/2049	7,485,475	7,809,817
Series 2019-29, Class PE, 3.00%, 10/20/2048	3,536,262	3,739,282
Series 2019-52, Class JL, 3.00%, 11/20/2048	4,053,252	4,247,297
Series 2019-30, Class MA, 3.50%, 03/20/2049	808,736	856,757
TBA, 2.50%, 04/01/2051(e)	13,790,000	14,229,556
Series 2020-137, Class A, 1.50%, 04/16/2062	3,662,714	3,643,026
		71,043,639
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–6.71%
TBA, 1.50%, 04/01/2036(e)	$8,618,000	$8,657,581
TBA, 2.00%, 04/01/2036 to 05/01/2051(e)	20,572,000	20,737,583
		29,395,164
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $325,651,952)		331,872,769
U.S. Treasury Securities–23.63%
U.S. Treasury Bills–0.18%(f)(g)
0.01% - 0.04%, 07/15/2021	767,000	766,978
U.S. Treasury Bonds–1.16%
5.38%, 02/15/2031	3,800,000	5,085,469
U.S. Treasury Notes–22.29%
1.50%, 09/15/2022	2,000,000	2,040,156
2.00%, 11/30/2022	2,700,000	2,783,742
0.13% - 2.38%, 01/31/2023	7,557,000	7,636,136
0.13%, 02/28/2023	5,557,000	5,553,961
1.63%, 04/30/2023	4,000,000	4,120,234
2.75%, 05/31/2023	6,300,000	6,648,838
1.63%, 10/31/2023	625,000	647,131
2.63%, 12/31/2023	1,900,000	2,021,459
2.00%, 05/31/2024	2,500,000	2,625,830
2.25%, 11/15/2024	5,200,000	5,519,820
2.25%, 11/15/2025	8,300,000	8,840,959
0.38% - 2.88%, 11/30/2025	11,500,000	11,539,014
0.38%, 12/31/2025	7,000,000	6,837,305
1.50%, 08/15/2026	8,550,000	8,757,738
1.13%, 02/28/2027	9,159,000	9,135,566
2.38%, 05/15/2027	1,000,000	1,069,043
2.88%, 08/15/2028	8,000,000	8,801,406
2.38%, 05/15/2029	2,600,000	2,763,566
1.63%, 08/15/2029	400,000	401,524
		97,743,428
Total U.S. Treasury Securities (Cost $101,331,807)		103,595,875

Asset-Backed Securities–5.77%(h)
Angel Oak Mortgage Trust, Series 2020-6, Class A2, 1.52%, 05/25/2065(b)(i)	1,976,568	1,990,557
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.79%, 09/15/2048(j)	15,499,970	460,493
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.93%, 01/25/2035(b)	291,482	313,425
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,407,202	1,409,611
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	1,547,052	1,584,808
COLT Mortgage Loan Trust,
Series 2020-1, Class A3, 2.90%, 02/25/2050(b)(i)	2,842,978	2,871,853
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	2,565,947	2,590,124
Principal Amount		Value

FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	$3,632,429	$3,750,516
Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.50%, 10/25/2058(b)(i)	691,830	699,990
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(i)(k)	3,891,145	3,948,316
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 0.86% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(i)	2,185,941	2,195,467
Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(i)	3,442,695	3,484,014
Total Asset-Backed Securities (Cost $24,926,027)		25,299,174
U.S. Government Sponsored Agency Securities–3.75%
Federal Home Loan Bank (FHLB)–3.28%
Federal Home Loan Bank, 0.50%, 04/14/2025	14,500,000	14,391,677
Tennessee Valley Authority (TVA)–0.47%
Tennessee Valley Authority, 1.88%, 08/15/2022	2,000,000	2,046,729
Total U.S. Government Sponsored Agency Securities (Cost $16,514,563)		16,438,406
U.S. Dollar Denominated Bonds & Notes–1.36%
Other Diversified Financial Services–0.36%
Private Export Funding Corp., Series BB, 4.30%, 12/15/2021	1,540,000	1,583,511
Sovereign Debt–1.00%
Israel Government AID Bond, 5.13%, 11/01/2024	3,800,000	4,388,260
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,346,162)		5,971,771

Agency Credit Risk Transfer Notes–0.44%
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M2, 4.11% (1 mo. USD LIBOR + 4.00%), 05/25/2025 (Cost $1,788,521)(a)	1,898,624	1,929,286
Shares
Money Market Funds–1.17%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(l)(m) (Cost $5,103,695)	5,103,695	5,103,695
TOTAL INVESTMENTS IN SECURITIES–111.81% (Cost $480,662,727)		490,210,976
OTHER ASSETS LESS LIABILITIES—(11.81)%		(51,761,236)
NET ASSETS–100.00%		$438,449,740
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Non-U.S. government sponsored securities.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $20,774,740, which represented 4.74% of the Fund’s Net Assets.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,863,064	$49,535,026	$(49,294,395)	$-	$-	$5,103,695	$351

(m)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	452	June-2021	$99,768,406	$(76,591)	$(76,591)
U.S. Treasury 5 Year Notes	366	June-2021	45,163,828	(512,824)	(512,824)
U.S. Treasury 10 Year Notes	211	June-2021	27,627,813	(715,869)	(715,869)
Subtotal—Long Futures Contracts				(1,305,284)	(1,305,284)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	75	June-2021	(10,776,563)	274,902	274,902
U.S. Treasury Long Bonds	99	June-2021	(15,304,781)	609,909	609,909
U.S. Treasury Ultra Bonds	68	June-2021	(12,322,875)	569,883	569,883
Subtotal—Short Futures Contracts				1,454,694	1,454,694
Total Futures Contracts				$149,410	$149,410
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$331,872,769	$—	$331,872,769
U.S. Treasury Securities	—	103,595,875	—	103,595,875
Asset-Backed Securities	—	25,299,174	—	25,299,174
U.S. Government Sponsored Agency Securities	—	16,438,406	—	16,438,406
U.S. Dollar Denominated Bonds & Notes	—	5,971,771	—	5,971,771
Agency Credit Risk Transfer Notes	—	1,929,286	—	1,929,286
Money Market Funds	5,103,695	—	—	5,103,695
Total Investments in Securities	5,103,695	485,107,281	—	490,210,976
Other Investments - Assets*
Futures Contracts	1,454,694	—	—	1,454,694
Other Investments - Liabilities*
Futures Contracts	(1,305,284)	—	—	(1,305,284)
Total Other Investments	149,410	—	—	149,410
Total Investments	$5,253,105	$485,107,281	$—	$490,360,386

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Government Securities Fund